Leases (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Principal Repayment
2020	$ 27
2021	5
Total	32
Interest Payment
2020	1
2021	0
Total	1
Total Obligations
2020	28
2021	5
Total	$ 33